Note 20 - Dividends Paid (Details Textual) $ / shares in Units, $ in Thousands	3 Months Ended
	Jun. 30, 2019 CAD ($) $ / shares	Jun. 30, 2019 $ / shares	Jun. 30, 2018 CAD ($) $ / shares	Jun. 30, 2018 $ / shares
Ordinary shares [member]
Statement Line Items [Line Items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share | $ / shares	$ 0.125		$ 0.125
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners | $	$ 18,714		$ 19,074
Dividends recognised as distributions to owners per share | $ / shares	$ 0.125		$ 0.125
Dividends recognised as distributions to owners of parent | $	$ 23		$ 525
Preference shares [member]
Statement Line Items [Line Items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share | $ / shares		$ 0.53125		$ 0.53125
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners | $	$ 3,333		$ 3,188